Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 25,705	$ 25,637
Reduction in goodwill related to divested businesses and other	(179)	(19)
Goodwill from business combinations	3	87
Goodwill, Ending Balance (suppressed)	25,529	25,705
Community Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	16,870	16,878
Reduction in goodwill related to divested businesses and other	(21)	(8)
Goodwill from business combinations	0	0
Goodwill, Ending Balance (suppressed)	16,849	16,870
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	7,633	7,557
Reduction in goodwill related to divested businesses and other	(158)	(11)
Goodwill from business combinations	0	87
Goodwill, Ending Balance (suppressed)	7,475	7,633
Wealth and Investment Management [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,202	1,202
Reduction in goodwill related to divested businesses and other	0	0
Goodwill from business combinations	3	0
Goodwill, Ending Balance (suppressed)	$ 1,205	$ 1,202